Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 31,305	$ 29,048
Less accumulated depreciation	(19,421)	(18,602)
Net premises and equipment	11,884	10,446
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,025	15,650
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,164	11,361
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,116	$ 2,037